Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	As of June 30, 2023 and December 31, 2022, property and equipment, net consisted of the following (in thousands):
	June 30, 2023	December 31, 2022
Leasehold improvements	$1,544	$1,544
Vehicles and trailers	129	129
Computers and software	2,044	1,673
Furniture and fixtures	794	794
Machinery and equipment	2,392	2,211
Construction in progress	37,390	17,747
Property and equipment, gross	44,293	24,098
Less: accumulated depreciation and amortization	(3,532)	(2,922)
Property and equipment, net	$40,761	$21,176
As of December 31, 2022, and 2021, property and equipment, net consisted of the following (in thousands):
	December 31, 2022	December 31, 2021
Leasehold improvements	$1,544	$1,527
Vehicles and trailers	129	129
Computers and software	1,673	1,306
Furniture and fixtures	794	766
Machinery and equipment	2,211	1,962
Construction in progress	17,747	2,282
Property and equipment, gross	24,098	7,972
Less: accumulated depreciation and amortization	(2,922)	(2,123)
Property and equipment, net	$21,176	$5,849